INVESTMENT ADVISORY AGREEMENT BETWEEN FS
GLOBAL CREDIT OPPORTUNITIES FUND AND FS GLOBAL
ADVISOR, LLC This Investment Advisory Agreement (the "Agreement") is made this 18th day of April, by and between FS GLOBAL CREDIT OPPORTUNITIES FUND, a
Delaware statutory trust (the "Fund"), and FS GLOBAL ADVISOR, LLC, a Delaware limited liability company (the "Adviser"). WHEREAS, the Fund is a non-diversified, closed-end management investment company registered under the Investment Company Act of 1940,
as amended (the "Investment Company Act");
WHEREAS, the Adviser is registered as an investment
adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"); WHEREAS, the Fund and the Adviser are parties to that certain Amended and
Restated Investment Advisory Agreement, dated as of
October 9, 2013 (the "Amended and Restated
Agreement"), pursuant to which the Adviser was
retained to furnish investment advisory services to the
Fund on the terms and conditions contained therein;
WHEREAS, the Fund and the Adviser wish to terminate
the Amended and Restated Agreement and enter into
the Agreement effective as of May 10, 2019 (the
"Effective Date"); and WHEREAS, the Fund desires to
retain the Adviser to furnish investment advisory
services to the Fund on the terms and conditions
hereinafter set forth, and the Adviser wishes to be
retained to provide such services. NOW, THEREFORE, in consideration of the premises and for other good and valuable consideration, the parties hereby agree as follows: 1. Duties of the Adviser. (a) Retention of
Adviser. The Fund hereby employs the Adviser to act as
the investment adviser to the Fund and to manage the investment and reinvestment of the assets of the Fund, subject to the supervision of the board of trustees of the Fund (the "Board"), for the period and upon the
terms herein set forth: (i) in accordance with the investment objectives, policies and restrictions that are set forth in the Fund's then effective Registration Statement on Form N-2 filed with the Securities and
Exchange Commission (the "SEC"), as amended from
time to time (the "Registration Statement"), and/or the Fund's shareholder reports filed with the SEC from time to time or otherwise made available to the Fund's shareholders; and 2 (ii) during the term of this
Agreement in accordance with all other applicable
federal and state laws, rules and regulations, and the Fund's declaration of trust ("Declaration of Trust") and bylaws (the "Bylaws"), in each case as may be amended from time to time. (b) Responsibilities of Adviser.
Without limiting the generality of the foregoing, the Adviser shall, during the term and subject to the provisions of this Agreement: (i) determine the
composition and allocation of the portfolio of the Fund,
the nature and timing of the changes therein and the
manner of implementing such changes; (ii) identify,
evaluate and negotiate the structure of the investments
made by the Fund; (iii) execute, monitor and service the Fund's investments; (iv) determine the securities and other assets that the Fund shall purchase, retain, or sell;
(v) perform due diligence on prospective portfolio companies; and (vi) provide the Fund with such other investment advisory, research and related services as the Fund may, from time to time, reasonably request or require for the investment of its funds. (c) Power and Authority. To facilitate the Adviser's performance of these undertakings, but subject to the restrictions contained herein, the Fund hereby delegates to the
Adviser, and the Adviser hereby accepts, the power and authority on behalf of the Fund to effectuate its investment decisions for the Fund, including the
execution and delivery of all documents relating to the Fund's investments and the placing of orders for other purchase or sale transactions on behalf of the Fund. In the event that the Fund determines to acquire debt or
other financing, the Adviser shall arrange for such financing on the Fund's behalf, subject to the oversight and approval of the Board. If it is necessary for the Adviser to make investments on behalf of the Fund through a special purpose vehicle, the Adviser shall
have authority to create or arrange for the creation of
such special purpose vehicle and to make such
investments through such special purpose vehicle in accordance with the Investment Company Act. (d)
Acceptance of Employment. The Adviser hereby accepts
such employment and agrees during the term hereof to
render the services described herein for the
compensation provided herein, subject to the
limitations contained herein. (e) Sub-Advisers. The
Adviser is hereby authorized to enter into one or more sub-advisory agreements with other investment advisers (each, a "Sub-Adviser") pursuant to which the Adviser may obtain the services of the Sub-Adviser(s) to assist the Adviser in fulfilling its responsibilities hereunder. Specifically, the Adviser may retain a Sub-Adviser to recommend specific securities or other investments based upon the Fund's investment objectives, policies and restrictions, and work, along
with the Adviser, in sourcing, structuring, negotiating, arranging or effecting the acquisition or disposition of such investments and monitoring investments on behalf of the Fund, subject to the oversight of the Adviser and
the Fund. (i) The Adviser and not the Fund shall be responsible for any compensation payable to any Sub-Adviser. 3 (ii) Any sub-advisory agreement entered into by the Adviser shall be in accordance with the
requirements of the Investment Company Act, including without limitation the requirements relating to Board and the Fund's shareholder approval thereunder, and
other applicable federal and state law. (iii) Any Sub-Adviser shall be subject to the same fiduciary duties imposed on the Adviser pursuant to this Agreement, the Investment Company Act and the Advisers Act, as well as other applicable federal and state law. (f)
Independent Contractor Status. The Adviser shall, for all purposes herein provided, be deemed to be an independent contractor and, except as expressly
provided or authorized herein, shall have no authority
to act for or represent the Fund in any way or otherwise
be deemed an agent of the Fund. (g) Record Retention. Subject to review by, and the overall control of, the
Board, the Adviser shall keep and preserve for the
period required by the Investment Company Act any
books and records relevant to the provision of its investment advisory services to the Fund and shall specifically maintain all books and records with respect to the Fund's portfolio transactions and shall render to
the Board such periodic and special reports as the
Board may reasonably request or as may be required
under applicable federal and state law, and shall make
such records available for inspection by the Board and
its authorized agents, at any time and from time to time during normal business hours. The Adviser agrees that all records that it maintains for the Fund are the
property of the Fund and shall surrender promptly to
the Fund any such records upon the Fund's request and
upon termination of this Agreement pursuant to Section
9, provided that the Adviser may retain a copy of such records. 2. The Fund's Responsibilities and Expenses
Payable by the Fund. (a) Adviser Personnel. All
personnel of the Adviser, when and to the extent
engaged in providing investment advisory services
hereunder, and the compensation and routine
overhead expenses of such personnel allocable to such services, shall be provided and paid for by the Adviser and not by the Fund. (b) Costs. The Fund shall bear all other costs and expenses of its operations and transactions, as provided in the administration
agreement between the Fund and the Adviser (the "Administration Agreement"). 3. Compensation of the
Adviser. The Fund agrees to pay, and the Adviser agrees
to accept, as compensation for the services provided by
the Adviser hereunder, a base management fee ("Base Management Fee") and an incentive fee ("Incentive
Fee") as hereinafter set forth. The Adviser may agree to temporarily or permanently waive, in whole or in part, the Base Management Fee and/or the Incentive Fee.
See Appendix A for examples of how these fees are calculated. (a) Base Management Fee. The Base
Management Fee shall be calculated at an annual rate
of 1.5% of the Fund's average daily gross assets. The
Base Management Fee shall be payable quarterly in
arrears, and shall be calculated based on the average
daily value of the Fund's gross assets during the most recently completed calendar quarter. All or any part of the Base Management Fee not taken as to any quarter
shall be deferred without interest and may be taken in
any such other quarter prior to the 4 occurrence of a Liquidity Event (as defined in the Registration
Statement) as the Adviser shall determine. The Base Management Fee for any partial quarter shall be appropriately pro rated. (b) Incentive Fee. The Incentive Fee shall be calculated and payable quarterly in arrears based on the Fund's "Pre-Incentive Fee Net Investment Income" for the immediately preceding quarter. The payment of the Incentive Fee shall be subject to
payment of a preferred return to investors each quarter, expressed as a quarterly rate of return on the average Adjusted Capital (as defined below) for the most recently completed calendar quarter, of 1.50% (6.00% annualized), subject to a "catch up" feature (as described below). For purposes of this fee, "Pre-
Incentive Fee Net Investment Income" means interest
income, dividend income and any other income
(including any other fees, such as commitment,
origination, structuring, diligence and consulting fees or other fees that the Fund receives from portfolio companies) accrued during the calendar quarter, minus
the Fund's operating expenses for the quarter (including
the Base Management Fee, expenses reimbursed to the
Adviser under the Administration Agreement, and any
interest expense and distributions paid on any issued
and outstanding preferred shares, but excluding the Incentive Fee). Pre-Incentive Fee Net Investment
Income includes, in the case of investments with a
deferred interest feature (such as original issue discount, debt instruments with payment-in-kind interest and zero coupon securities), accrued income that the Fund
has not yet received in cash. Pre-Incentive Fee Net Investment Income does not include any realized capital gains, realized capital losses or unrealized capital appreciation or depreciation. For purposes of this fee, "Adjusted Capital" shall mean cumulative gross proceeds received by the Fund from the sale of
Common Shares (including proceeds from the Fund's distribution reinvestment plan), reduced by amounts paid in connection with purchases of Common Shares
pursuant to the Fund's share repurchase program. The calculation of the Incentive Fee for each quarter is as follows: (A) No Incentive Fee shall be payable to the Adviser in any calendar quarter in which the Fund's Pre-Incentive Fee Net Investment Income does not exceed the preferred return rate of 1.50% (6.00% annualized)
(the "Preferred Return") on Adjusted Capital; (B) 100%
of the Fund's Pre-Incentive Fee Net Investment Income,
if any, that exceeds the Preferred Return but is less than or equal to 1.667% in any calendar quarter (6.667% annualized) shall be payable to the Adviser. This portion of the Fund's PreIncentive Fee Net Investment Income
which exceeds the Preferred Return but is less than or
equal to 1.667% is referred to as the "catch up." The "catch-up" provision is intended to provide the Adviser with an incentive fee of 10.0% on all of the Fund's Pre-Incentive Fee Net Investment Income when the Fund's Pre-Incentive Fee Net Investment Income reaches 1.667%
in any calendar quarter; and 5 (C) 10.0% of the amount
of the Fund's Pre-Incentive Fee Net Investment Income,
if any, that exceeds 1.667% in any calendar quarter
(6.667% annualized) shall be payable to the Adviser
once the Preferred Return and catch-up have been
achieved (10.0% of all of the Fund's Pre-Incentive Fee
Net Investment Income thereafter shall be allocated to
the Adviser). 4. Covenants of the Adviser. The Adviser covenants that it will be registered as an investment adviser under the Advisers Act as of the date the Fund commences investment operations and will maintain such registration. The Adviser agrees that its activities will at all times be in compliance in all material respects with all applicable federal and state laws governing its operations and investments. 5. Brokerage Commissions.
The Adviser is hereby authorized, to the fullest extent
now or hereafter permitted by law, to cause the Fund
to pay a member of a national securities exchange,
broker or dealer an amount of commission for effecting
a securities transaction in excess of the amount of commission another member of such exchange, broker or dealer would have charged for effecting that
transaction, if the Adviser determines in good faith,
taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution, and operational facilities of the firm and the firm's risk and skill in positioning blocks of securities, that such amount of commission is reasonable in relation to the value of the brokerage and/or research services provided by such member, broker or dealer, viewed in terms of either
that particular transaction or its overall responsibilities with respect to the Fund's portfolio, and constitutes the best net results for the Fund. 6. Other Activities of the Adviser. The services of the Adviser to the Fund are not exclusive, and the Adviser may engage in any other business or render similar or different services to others including, without limitation, the direct or indirect sponsorship or management of other investment based accounts or commingled pools of capital, however
structured, having investment objectives similar to
those of the Fund, so long as its services to the Fund hereunder are not impaired thereby, and nothing in this Agreement shall limit or restrict the right of any manager, partner, member (including its members and
the owners of its members), officer or employee of the Adviser to engage in any other business or to devote his or her time and attention in part to any other business, whether of a similar or dissimilar nature, or to receive any fees or compensation in connection therewith
(including fees for serving as a director or trustee of, or providing consulting services to, one or more of the
Fund's portfolio companies, subject to applicable law).
The Adviser assumes no responsibility under this
Agreement other than to render the services called for hereunder. It is understood that trustees, officers, employees and shareholders of the Fund are or may become interested in the Adviser and its affiliates, as directors, officers, employees, partners, interestholders, members, managers or otherwise, and that the Adviser and directors, officers, employees, partners, interestholders, members and managers of the Adviser and its affiliates are or may become similarly interested
in the Fund as shareholders or otherwise. 7.
Responsibility of Dual Trustees, Officers and/or
Employees. 6 If any person who is a manager, partner, member, officer or employee of the Adviser is or becomes a trustee, officer and/or employee of the Fund
and acts as such in any business of the Fund, then such manager, partner, member, officer and/or employee of the Adviser shall be deemed to be acting in such
capacity solely for the Fund, and not as a manager,
partner, member, officer or employee of the Adviser or
under the control or direction of the Adviser, even if
paid by the Adviser. 8. Indemnification. The Adviser
(and its officers, managers, partners, members (and
their members, including the owners of their members), agents, employees, controlling persons and any other person or entity affiliated with the Adviser) shall not be liable to the Fund for any action taken or omitted to be taken by the Adviser or such other person in connection with the performance of any of its duties or obligations under this Agreement or otherwise as an investment adviser of the Fund (except to the extent specified in
Section 36(b) of the Investment Company Act
concerning loss resulting from a breach of fiduciary duty (as the same is finally determined by judicial proceedings)) with respect to the receipt of
compensation for services, and the Fund shall indemnify, defend and protect the Adviser (and its officers, managers, partners, members (and their members,
including the owners of their members), agents,
employees, controlling persons and any other person or entity affiliated with the Adviser, each of whom shall be deemed a third party beneficiary hereof) (collectively, the "Indemnified Parties") and hold them harmless
from and against all damages, liabilities, costs and expenses (including reasonable attorneys' fees and amounts reasonably paid in settlement) incurred by the Indemnified Parties in or by reason of any pending, threatened or completed action, suit, investigation or other proceeding (including an action or suit by or in the right of the Fund or its security holders) arising out of or otherwise based upon the performance of any of the
Adviser's duties or obligations under this Agreement or otherwise as an investment adviser of the Fund, to the extent such damages, liabilities, costs and expenses are not fully reimbursed by insurance, and to the extent
that such indemnification would not be inconsistent
with the laws of the State of Delaware or the
Declaration of Trust. Notwithstanding the preceding
sentence of this Section 8 to the contrary, nothing contained herein shall protect or be deemed to protect the Indemnified Parties against or entitle or be deemed
to entitle the Indemnified Parties to indemnification in respect of any liability to the Company or its shareholders to which the Indemnified Parties would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser's duties or by reason of the reckless disregard of the Adviser's duties and obligations under this
Agreement (to the extent applicable, as the same shall
be determined in accordance with the Investment
Company Act and any interpretations or guidance by
the SEC or its staff thereunder). 9. Effectiveness,
Duration and Termination of Agreement. (a) Term and Effectiveness. This Agreement shall become effective as of the Effective Date and shall remain in effect for two years from the Effective Date, and thereafter shall continue automatically for successive annual periods, provided that such continuance is specifically approved at least annually by (i) the vote of the Board, or by the vote of a majority of the outstanding voting securities of the Fund and (ii) the vote of a majority of the Fund's trustees who are not parties to this Agreement or "interested persons" (as such term is defined in Section 2(a)(19) of the Investment Company Act) of any such party, in accordance with the requirements of the
Investment Company Act. 7 (b) Termination. This
Agreement may be terminated at any time, without the
payment of any penalty, upon 60 days' written notice, (i)
by the vote of a majority of the outstanding voting securities of the Fund, (ii) by the vote of the Board, or
(iii) by the Adviser. This Agreement shall automatically terminate in the event of its "assignment" (as such term is defined for purposes of Section 15(a)(4) of the Investment Company Act). The provisions of Section 8 of this Agreement shall remain in full force and effect,
and the Adviser shall remain entitled to the benefits thereof, notwithstanding any termination of this
Agreement. Further, notwithstanding the termination
or expiration of this Agreement as aforesaid, the
Adviser shall be entitled to any amounts owed to it
under Section 3 through the date of termination or expiration and Section 8 shall continue in force and effect and apply to the Adviser and its representatives
as and to the extent applicable. 10. Notices. Any notice under this Agreement shall be given in writing, addressed and delivered or mailed, postage prepaid, to
the other party at its principal office. 11. Amendments. This Agreement may be amended in writing by mutual consent of the parties hereto, subject to the provisions
of the Investment Company Act and the Declaration of
Trust. 12. Entire Agreement; Governing Law. This
Agreement contains the entire agreement of the parties
and supersedes all prior agreements, understandings
and arrangements with respect to the subject matter
hereof. Notwithstanding the place where this
Agreement may be executed by any of the parties
hereto, this Agreement shall be construed in
accordance with the laws of the State of Delaware. This Agreement shall also be construed in accordance with the applicable provisions of the Investment Company
Act. To the extent the applicable laws of the State of Delaware, or any of the provisions herein, conflict with the provisions of the Investment Company Act, the
latter shall control. IN WITNESS WHEREOF, the parties
hereto have caused this Agreement to be duly executed
on the date above written. FS GLOBAL CREDIT
OPPORTUNITIES FUND
By:___________________________ Name: Michael C.
Forman Title: President and Chief Executive Officer FS
GLOBAL ADVISOR, LLC
By:___________________________ Name: Michael C.
Forman Title: Chief Executive Officer Appendix A NOTE:
All percentages herein refer to Adjusted Capital.
Example 1: Incentive Fee for Each Calendar Quarter
Scenario 1 Assumptions Investment income (including interest, dividends, fees, etc.) = 1.25% Preferred
Return(1) = 1.50% Base Management Fee(2) = 0.375%
Other expenses (legal, accounting, custodian, transfer agent, etc.)(3) = 0.2% Pre-Incentive Fee Net Investment Income (investment income - (Base Management Fee +
other expenses)) = 0.675% Pre-Incentive Fee Net
Investment Income does not exceed the preferred
return rate, therefore there is no Incentive Fee payable. Scenario 2 Assumptions Investment income (including interest, dividends, fees, etc.) = 2.2% Preferred Return(1) = 1.50% Base Management Fee(2) = 0.375% Other
expenses (legal, accounting, custodian, transfer agent, etc.)(3) = 0.2% Pre-Incentive Fee Net Investment
Income (investment income - (Base Management Fee +
other expenses)) = 1.625% Incentive Fee = 100% ? Pre-Incentive Fee Net Investment Income (subject to "catch-up")(4) = 100% x (1.625% - 1.5%) = 0.125% Pre-
Incentive Fee Net Investment Income exceeds the
preferred return rate, but does not fully satisfy the "catch-up" provision, therefore the Incentive Fee is
0.125%. Scenario 3 Assumptions Investment income
(including interest, dividends, fees, etc.) = 2.75% Preferred Return(1) = 1.50% Base Management Fee(2) =
0.375% Other expenses (legal, accounting, custodian, transfer agent, etc.)(3) = 0.2% Pre-Incentive Fee Net Investment Income (investment income - (Base
Management Fee + other expenses)) = 2.175% Catch up
= 100% ? Pre-Incentive Fee Net Investment Income
(subject to "catch-up")(4) Incentive Fee = 100% ?
"catch-up" + (10.0% ? (Pre-Incentive Fee Net
Investment Income - 1.667%)) Catch up = 1.667% - 1.5%
= 0.1667% Incentive Fee = (100% ? 0.1667%) + (10.0% ?
(2.175% - 1.667%)) = 0.1667% + (10.0% ? 0.508%) =
0.1667% + 0.0508% = 0.2175% Pre-Incentive Fee Net
Investment Income exceeds the preferred return and
fully satisfies the "catch-up" provision, therefore the Incentive Fee is 0.2175%. (1) Represents 6.00%
annualized preferred return. (2) Represents 1.5%
annualized Base Management Fee on average daily
gross assets. Examples assume assets are equal to
Adjusted Capital. (3) Excludes organization and offering expenses. (4) The "catch-up" provision is intended to provide the Adviser with an incentive fee of 10.0% on all Pre-Incentive Fee Net Investment Income when the
Fund's net investment income exceeds 1.667% in any
calendar quarter. * The returns shown are for
illustrative purposes only. No Incentive Fee is payable to the Adviser in any calendar quarter in which the Fund's Pre-Incentive Fee Net Investment Income does not exceed the Preferred Return. Positive returns are shown
to demonstrate the fee structure and there is no
guarantee that positive returns will be realized. Actual returns may vary from those shown in the examples above.


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Information Classification: Limited Access